Cover	Dec. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2025
Entity File Number	0-15415
Entity Registrant Name	SELECTIS HEALTH, INC.
Entity Central Index Key	0000727346
Entity Tax Identification Number	87-0340206
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	600 17
Entity Address, Address Line Two	Ste 2800 South
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	680-0808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false